SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Carrying Value	$ 4,895,582	$ 4,895,582	$ 4,895,582
Accumulated Amortization	153,677	153,677	153,677
Impairment Loss	4,740,905	4,740,905	4,640,624
Net Carrying Value	1,000	1,000	101,281
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Value	385,582	385,582	385,582
Accumulated Amortization	24,031	24,031	24,031
Impairment Loss	360,551	360,551	260,270
Net Carrying Value	$ 1,000	$ 1,000	$ 101,281
Weighted average amortization	15 years 3 months 3 days	15 years 3 months 3 days	15 years 3 months 3 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Value	$ 3,930,000	$ 3,930,000	$ 3,930,000
Accumulated Amortization	50,038	50,038	50,038
Impairment Loss	3,879,962	3,879,962	3,879,962
Net Carrying Value
Weighted average amortization	9 years 11 months 1 day	9 years 11 months 1 day	9 years 11 months 1 day
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Value	$ 580,000	$ 580,000	$ 580,000
Accumulated Amortization	79,608	79,608	79,608
Impairment Loss	500,392	500,392	500,392
Net Carrying Value
Weighted average amortization	4 years 10 months 28 days	4 years 10 months 28 days	4 years 10 months 28 days